Financial Instrument Risk Management	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Financial Instrument Risk Management
The significant risks related to financial instruments are credit risk, market risk (including equity risk, interest rate and spread risk, and foreign currency risk) and liquidity risk. The following sections describe how we manage these risks.

Some of our financial instruments risk management policies and procedures are described in our Annual Management's Discussion and Analysis (“MD&A”) for the year ended December 31, 2017. The shaded text and tables in the Risk Management section of the MD&A represent part of our disclosures on credit, market and liquidity risks and include a description of how we measure our risk and our objectives, policies and methodologies for managing these risks. Therefore, the shaded text and tables are an integral part of these Consolidated Financial Statements.

We use derivative instruments to manage market risks related to equity market, interest rate and currency fluctuations and in replication strategies for permissible investments. We do not engage in speculative investment in derivatives. The gap in market sensitivities or exposures between liabilities and supporting assets is monitored and managed within defined tolerance limits, by using derivative instruments, where appropriate. We use models and techniques to measure the effectiveness of our risk management strategies.

6.A Credit Risk
Risk Description
Credit risk is the possibility of loss from amounts owed by our borrowers or financial counterparties. We are subject to credit risk in connection with issuers of securities held in our investment portfolio, debtors, structured securities, reinsurers, counterparties (including derivative, repurchase agreement and securities lending counterparties), other financial institutions and other entities. Losses may occur when a counterparty fails to make timely payments pursuant to the terms of the underlying contractual arrangement or when the counterparty’s credit rating or risk profile otherwise deteriorates. Credit risk can also arise in connection with deterioration in the value of, or ability to realize, any underlying security that may be used as collateral for the debt obligation. Credit risk can occur as a result of broad economic conditions, challenges within specific sectors of the economy, or from issues affecting individual companies. Events that result in defaults, impairments or downgrades of the securities in our investment portfolio would cause the Company to record realized or unrealized losses and may cause an increase in our provisions for asset default, adversely impacting earnings.

Credit Risk Management Governance and Control
We employ a wide range of credit risk management practices and controls, as outlined below:

•	Credit risk governance practices are in place, including independent monitoring and review and reporting to senior management and the Risk & Conduct Review Committee.

•	Risk appetite limits have been established for credit risk.

•	Income and regulatory capital sensitivities are monitored, managed and reported against pre-established risk limits.

•	Comprehensive Investment and Credit Risk Management Policy, guidelines and practices are in place.

•	Specific investment diversification requirements are in place, such as defined investment limits for asset class, geography, and industry.

•	Risk-based credit portfolio, counterparty, and sector exposure limits have been established.

•
Mandatory use of credit quality ratings for portfolio investments has been established and is reviewed regularly. These internal rating decisions for new fixed income investments and ongoing review of existing rating decisions are independently adjudicated by corporate risk management.

•	Comprehensive due diligence processes and ongoing credit analyses are conducted.

•	Regulatory solvency requirements include risk-based capital requirements and are monitored regularly.

•	Comprehensive compliance monitoring practices and procedures including reporting against pre-established investment limits are in place.

•	Reinsurance exposures are monitored to ensure that no single reinsurer represents an undue level of credit risk.

•	Stress-testing techniques, such as Dynamic Capital Adequacy Testing ("DCAT"), are used to measure the effects of large and sustained adverse credit developments.

•	Insurance contract liabilities are established in accordance with Canadian actuarial standards of practice.

•
Internal capital targets are established at an enterprise level to cover all risks and are above minimum regulatory and supervisory levels. Actual capital levels are monitored to ensure they exceed internal targets.

6.A.i Maximum Exposure to Credit Risk
Our maximum credit exposure related to financial instruments as at December 31 is the balance as presented in our Consolidated Statements of Financial Position as we believe that these carrying amounts best represent the maximum exposure to credit risk. The credit exposure for debt securities may be increased to the extent that the amounts recovered from default are insufficient to satisfy the actuarial liability cash flows that the assets are intended to support.

The positive fair value of derivative assets is used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all derivative contracts with a positive fair value. Additionally, we have credit exposure to items not on the Consolidated Statements of Financial Position as follows:

As at December 31,	2017	2016
Off-balance sheet items:
Loan commitments(1)	$1,740	$1,322
Guarantees	12	34
Total off-balance sheet items	$1,752	$1,356

(1)
Loan commitments include commitments to extend credit under commercial and multi-family residential mortgages and private debt securities not quoted in an active market. Commitments on debt securities contain provisions that allow for withdrawal of the commitment if there is deterioration in the credit quality of the borrower.

6.A.ii Right of Offset and Collateral
We invest in financial assets which may be secured by real estate properties, pools of financial assets, third-party financial guarantees, credit insurance, and other arrangements.

For OTC derivatives, collateral is collected from and pledged to counterparties to manage credit exposure according to the Credit Support Annex (“CSA”), which forms part of the International Swaps and Derivatives Association's (“ISDA”) master agreements. It is common practice to execute a CSA in conjunction with an ISDA master agreement. Under the ISDA master agreements for OTC derivatives, we have a right of offset in the event of default, insolvency, bankruptcy, or other early termination. In the ordinary course of business, bilateral OTC exposures under these agreements are substantially mitigated through associated collateral agreements with a majority of our counterparties.

For exchange-traded derivatives subject to derivative clearing agreements with the exchanges and clearinghouses, there is no provision for set-off at default. Initial margin is excluded from the table below as it would become part of a pooled settlement process.

For repurchase agreements and reverse repurchase agreements, assets are sold or purchased with a commitment to resell or repurchase at a future date. Additional collateral may be pledged to or collected from counterparties to manage credit exposure according to bilateral repurchase or reverse repurchase agreements. In the event of default by a counterparty, we are entitled to liquidate the assets we hold as collateral to offset against obligations to the same counterparty.

In the case of securities lending, assets are lent with a commitment from the counterparty to return at a future date. Cash or securities are received as collateral from the counterparty. In the event of default by the counterparty, we are entitled to liquidate the assets we hold as collateral to offset against obligations to the same counterparty.

We do not offset financial instruments in our Consolidated Statements of Financial Position, as our rights of offset are conditional. The following tables present the effect of conditional netting and similar arrangements. Similar arrangements include global master repurchase agreements, security lending agreements, and any related rights to financial collateral.

As at December 31,	2017				2016
	Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position			Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position
		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount
Financial assets
Derivative assets (Note 6.A.v)	$1,478	$(694)	$(662)	$122	$1,608	$(806)	$(720)	$82
Total financial assets	$1,478	$(694)	$(662)	$122	$1,608	$(806)	$(720)	$82
Financial liabilities
Derivative liabilities	$(1,756)	$694	$754	$(308)	$(2,512)	$806	$1,318	$(388)
Repurchase agreements (Note 5.G.ii)	$(1,976)	$—	$1,976	$—	$(1,789)	$—	$1,789	$—
Total financial liabilities	$(3,732)	$694	$2,730	$(308)	$(4,301)	$806	$3,107	$(388)

(1)
Net amounts of the financial instruments presented in our Consolidated Statements of Financial Position are the same as our gross recognized financial instruments, as we do not offset financial instruments in our Consolidated Statements of Financial Position.

(2)
Financial collateral excludes overcollateralization and for exchange-traded derivatives, initial margin. Total financial collateral, including initial margin and overcollateralization, received on derivative assets was $853 ($779 as at December 31, 2016), pledged on derivative liabilities was $1,127 ($1,898 as at December 31, 2016), and pledged on repurchase agreements was $1,976 ($1,789 as at December 31, 2016).

6.A.iii Concentration Risk
Concentrations of credit risk arise from exposures to a single debtor, a group of related debtors, or groups of debtors that have similar credit risk characteristics, such as groups of debtors in the same economic or geographic regions or in similar industries. Related issuers may have similar economic characteristics so that their ability to meet contractual obligations may be impacted similarly by changes in the economic or political conditions. We manage this risk by appropriately diversifying our investment portfolio through the use of concentration limits. In particular, we maintain policies which set counterparty exposure limits to manage the credit exposure for investments in any single issuer or to the same underlying credit. Exceptions exist for investments in securities which are issued or guaranteed by the Government of Canada, U.S. or U.K. and issuers for which the Risk & Conduct Review Committee have granted specific approval. Mortgages are collateralized by the related property, and generally do not exceed 75% of the value of the property at the time the original loan is made. Our mortgages and loans are diversified by type and location and, for mortgages, by borrower. Loans provide diversification benefits (name, industry and geography) and often provide stronger covenants and collateral than public debt securities, thereby providing both better credit protection and potentially higher recoveries in the event of default. The following tables provide details of the debt securities, mortgages, and loans held by issuer country, geographic location and industry sector, where applicable.

The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for- sale	Total debt securities	Fair value through profit or loss	Available-for- sale	Total debt securities
Canada	$24,132	$4,114	$28,246	$22,507	$3,589	$26,096
United States	20,758	5,719	26,477	21,469	5,910	27,379
United Kingdom	5,319	590	5,909	5,621	659	6,280
Other	9,758	2,229	11,987	9,869	2,263	12,132
Balance	$59,967	$12,652	$72,619	$59,466	$12,421	$71,887

The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for-sale	Total debt securities	Fair value through profit or loss	Available-for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$3,366	$1,832	$5,198	$3,117	$1,654	$4,771
Canadian provincial and municipal government	12,158	1,138	13,296	11,452	1,148	12,600
U.S. government and agency	1,231	818	2,049	1,198	692	1,890
Other foreign government	5,361	752	6,113	5,578	766	6,344
Total government issued or guaranteed debt securities	22,116	4,540	26,656	21,345	4,260	25,605
Corporate debt securities by industry sector:
Financials	7,856	1,705	9,561	7,757	1,546	9,303
Utilities and energy	10,413	1,005	11,418	10,541	1,076	11,617
Telecommunication services	1,763	298	2,061	1,786	288	2,074
Consumer staples and discretionary	4,272	960	5,232	4,718	1,135	5,853
Industrials	4,090	707	4,797	4,103	708	4,811
Real estate	2,213	366	2,579	1,977	324	2,301
Other	3,563	853	4,416	3,571	806	4,377
Total corporate debt securities	34,170	5,894	40,064	34,453	5,883	40,336
Asset-backed securities	3,681	2,218	5,899	3,668	2,278	5,946
Total debt securities	$59,967	$12,652	$72,619	$59,466	$12,421	$71,887

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2017	Canada	United States	United Kingdom	Other	Total
Mortgages
Retail	$2,027	$2,264	$—	$—	$4,291
Office	1,898	2,363	—	—	4,261
Multi-family residential	3,214	1,368	—	—	4,582
Industrial and land	670	990	—	—	1,660
Other	581	118	—	—	699
Total mortgages(1)	$8,390	$7,103	$—	$—	$15,493
Loans	$13,265	$9,542	$1,678	$2,827	$27,312
Total mortgages and loans	$21,655	$16,645	$1,678	$2,827	$42,805

(1) $3,171 of mortgages in Canada are insured by the Canada Mortgage and Housing Corporation.

As at December 31, 2016	Canada	United States	United Kingdom	Other	Total
Mortgages
Retail	$2,176	$2,304	$—	$—	$4,480
Office	1,816	2,592	—	—	4,408
Multi-family residential	3,067	1,113	—	—	4,180
Industrial and land	719	1,006	—	—	1,725
Other	456	147	—	—	603
Total mortgages(1)	$8,234	$7,162	$—	$—	$15,396
Loans	$13,120	$8,562	$803	$2,894	$25,379
Total mortgages and loans	$21,354	$15,724	$803	$2,894	$40,775

(1) $2,936 of mortgages in Canada are insured by the Canada Mortgage and Housing Corporation.

6.A.iv Contractual Maturities
The contractual maturities of debt securities are shown in the following table. Debt securities that are not due at a single maturity date are included in the tables in the year of final maturity. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for- sale	Total debt securities	Fair value through profit or loss	Available-for- sale	Total debt securities
Due in 1 year or less	$1,432	$1,053	$2,485	$1,741	$878	$2,619
Due in years 2-5	7,903	3,465	11,368	7,780	3,406	11,186
Due in years 6-10	10,148	3,177	13,325	10,227	3,039	13,266
Due after 10 years	40,484	4,957	45,441	39,718	5,098	44,816
Total debt securities	$59,967	$12,652	$72,619	$59,466	$12,421	$71,887

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2017	2016
Due in 1 year or less	$931	$1,196
Due in years 2-5	4,829	4,608
Due in years 6-10	6,963	6,659
Due after 10 years	2,792	2,956
Total mortgages	$15,515	$15,419

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2017	2016
Due in 1 year or less	$1,806	$1,655
Due in years 2-5	6,350	6,234
Due in years 6-10	4,968	4,783
Due after 10 years	14,216	12,714
Total loans	$27,340	$25,386

Notional amounts of derivative financial instruments are the basis for calculating payments and are generally not the actual amounts exchanged. The following table provides the notional amounts of derivative instruments outstanding by type of derivative and term to maturity:

As at December 31,	2017				2016
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Over-the-counter contracts:
Interest rate contracts:
Forward contracts	$469	$—	$—	$469	$451	$—	$—	$451
Swap contracts	1,348	3,486	16,053	20,887	1,076	3,815	16,500	21,391
Options purchased	1,062	2,266	2,451	5,779	1,668	2,004	3,137	6,809
Options written(1)	—	786	459	1,245	537	839	490	1,866
Foreign exchange contracts:
Forward contracts	6,305	42	—	6,347	5,494	—	—	5,494
Swap contracts	332	4,198	7,214	11,744	654	4,197	6,180	11,031
Other contracts:
Forward contracts	109	150	—	259	96	132	—	228
Swap contracts	126	1	—	127	114	—	—	114
Credit derivatives	48	903	170	1,121	—	690	215	905
Exchange-traded contracts:
Interest rate contracts:
Futures contracts	3,415	—	—	3,415	3,138	—	—	3,138
Equity contracts:
Futures contracts	2,216	—	—	2,216	2,583	—	—	2,583
Options purchased	465	47	—	512	277	—	—	277
Options written	—	—	—	—	63	—	—	63
Total notional amount	$15,895	$11,879	$26,347	$54,121	$16,151	$11,677	$26,522	$54,350

(1)     These are covered short derivative positions that may include interest rate options, swaptions, or floors.

The following table provides the fair value of derivative instruments outstanding by term to maturity:

As at December 31,	2017				2016
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Derivative assets	$97	$226	$1,155	$1,478	$191	$186	$1,231	$1,608
Derivative liabilities	$(90)	$(347)	$(1,319)	$(1,756)	$(219)	$(574)	$(1,719)	$(2,512)

6.A.v Asset Quality
The following sections describe our assessment of the credit quality of our financial assets. We monitor credit quality based on internal risk ratings as well as ratings assigned by external rating agencies where available.

Debt Securities by Credit Rating
Investment grade debt securities are those rated BBB and above. Our debt security portfolio was 98% investment grade based on carrying value as at December 31, 2017 (98% as at December 31, 2016). The credit risk ratings were established in accordance with the internal rating process described in the Credit Risk Management Governance and Control section.

The following table summarizes our debt securities by credit quality:

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for-sale	Total debt securities	Fair value through profit or loss	Available-for-sale	Total debt securities
Debt securities by credit rating:
AAA	$8,579	$4,870	$13,449	$8,128	$4,567	$12,695
AA	14,006	1,809	15,815	11,905	1,727	13,632
A	19,603	3,000	22,603	20,798	2,914	23,712
BBB	16,894	2,674	19,568	17,347	2,778	20,125
BB and lower	885	299	1,184	1,288	435	1,723
Total debt securities	$59,967	$12,652	$72,619	$59,466	$12,421	$71,887

Mortgages and Loans by Credit Rating
The credit quality of mortgages and loans is evaluated internally through regular monitoring of credit-related exposures. We use judgment and experience to determine what factors should be considered when assigning an internal credit rating, which is validated through the use of credit scoring models, to a particular mortgage or corporate loan. The internal credit ratings reflect the credit quality of the borrower as well as the value of any collateral held as security.

The following tables summarize our mortgages and loans by credit quality indicator:

As at December 31,	2017	2016
Mortgages by credit rating:
Insured	$3,171	$2,936
AAA	4	—
AA	1,716	1,602
A	4,304	3,381
BBB	5,060	5,866
BB and lower	1,227	1,595
Impaired	11	16
Total mortgages	$15,493	$15,396

As at December 31,	2017	2016
Loans by credit rating:
AAA	$400	$455
AA	3,670	3,594
A	11,626	11,529
BBB	10,745	9,039
BB and lower	810	762
Impaired	61	—
Total loans	$27,312	$25,379

Derivative Financial Instruments by Counterparty Credit Rating
Derivative instruments consist of bilateral OTC contracts negotiated directly between counterparties, OTC contracts cleared through central clearing houses or exchange-traded contracts. Since a counterparty failure in an OTC derivative transaction could render it ineffective for hedging purposes, we generally transact our derivative contracts with highly-rated counterparties. In limited circumstances, we enter into transactions with lower-rated counterparties if credit enhancement features are included.

We pledge and hold assets as collateral under CSAs for bilateral OTC derivative contracts. The collateral is realized in the event of early termination as defined in the agreements. The assets held and pledged are primarily cash and debt securities issued by the Canadian federal government and U.S. government and agencies. While we are generally permitted to sell or re-pledge the assets held as collateral, we have not sold or re-pledged any assets. Exchange-traded and cleared OTC derivatives require the posting of initial margin, as well as daily cash settlement of variation margin. The terms and conditions related to the use of the collateral are consistent with industry practice.

Further details on collateral held and pledged as well as the impact of netting arrangements are included in Note 6.A.ii.

The following table shows the OTC derivative financial instruments with a positive fair value split by counterparty credit rating:

As at December 31,	2017			2016
	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)
Over-the-counter contracts:
AA	$113	$(95)	$18	$313	$(281)	$32
A	872	(589)	283	768	(511)	257
BBB	466	(10)	456	493	(14)	479
Total over-the-counter derivatives(1)	$1,451	$(694)	$757	$1,574	$(806)	$768

(1)
Exchange-traded derivatives with a positive fair value of $27 in 2017 ($34 in 2016) are excluded from the table above, as they are subject to daily margining requirements. Our credit exposure on these derivatives is with the exchanges and clearinghouses.

(2)	Used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all contracts with a positive fair value.

(3)
The credit risk associated with derivative assets subject to master netting arrangements is reduced by derivative liabilities due to the same counterparty in the event of default or early termination. Our overall exposure to credit risk reduced through master netting arrangements may change substantially following the reporting date as the exposure is affected by each transaction subject to the arrangement.

(4)	Net replacement cost is positive replacement cost less the impact of master netting agreements.

Credit Default Swaps by Underlying Financial Instrument Credit Rating
Credit default swaps ("CDS") are OTC contracts that transfer credit risk related to an underlying referenced financial instrument from one counterparty to another. The purchaser receives protection against the decline in the value of the referenced financial instrument as a result of specified credit events such as default or bankruptcy. The seller receives a periodic premium in return for payment contingent on a credit event affecting the referenced financial instrument. CDS index contracts are those where the underlying referenced financial instruments are a group of assets. The Company enters into credit derivatives to replicate credit exposure of an underlying reference security and enhance investment returns. The credit risk ratings of the underlying reference securities for single name contracts were established in accordance with the internal rating process described in the Credit Risk Management Governance and Control section.

The following table provides a summary of the credit default swap protection sold by credit rating of the underlying reference security:

As at December 31,	2017		2016
	Notional amount	Fair value	Notional amount	Fair value
Single name CDS contracts
AA	$67	$1	$88	$1
A	584	15	491	5
BBB	446	9	284	2
Total single name CDS contracts	$1,097	$25	$863	$8
CDS index contracts	$24	$—	$42	$—
Total credit default swap contracts	$1,121	$25	$905	$8

Reinsurance Counterparties Exposure by Credit Rating
The following is the potential maximum exposure to loss based on ceded reserves and outstanding claims:

As at December 31,		2017		2016
Gross exposure		Collateral	Net exposure	Gross exposure	Collateral	Net exposure
Reinsurance counterparties by credit rating:
AA	$1,241	$4	$1,237	$1,048	$—	$1,048
A	1,632	99	1,533	2,688	121	2,567
BBB	157	116	41	158	1	157
BB	1,539	1,455	84	1,543	1,467	76
B	257	74	183	336	86	250
Not rated	76	72	4	158	153	5
Total	$4,902	$1,820	$3,082	$5,931	$1,828	$4,103
Less: ceded negative reserves	$874			$787
Total Reinsurance assets	$4,028			$5,144

6.A.vi Impairment of Assets
Management assesses debt and equity securities, mortgages and loans, and other invested assets for objective evidence of impairment at each reporting date. We employ a portfolio monitoring process to identify assets or groups of assets that have objective evidence of impairment, having experienced a loss event or events that have an impact on the estimated future cash flows of the asset or group of assets. There are inherent risks and uncertainties in our evaluation of assets or groups of assets for objective evidence of impairment, including both internal and external factors such as general economic conditions, issuers' financial conditions and prospects for economic recovery, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs. All of these factors could impact our evaluation of an asset or group of assets for objective evidence of impairment.

Management exercises considerable judgment in assessing for objective evidence of impairment and, based on its assessment, classifies specific assets as either performing or into one of the following credit quality lists:

“Monitor List” - the timely collection of all contractually specified cash flows is reasonably assured, but changes in issuer-specific facts and circumstances require monitoring. No impairment charge is recorded for unrealized losses on assets related to these debtors.

“Watch List” - the timely collection of all contractually specified cash flows is reasonably assured, but changes in issuer-specific facts and circumstances require heightened monitoring. An asset is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may experience a loss event on an imminent basis. No impairment charge is recorded for unrealized losses on assets related to these debtors.

“Impaired List” - the timely collection of all contractually specified cash flows is no longer reasonably assured. For these investments that are classified as AFS or amortized cost, an impairment charge is recorded or the asset is sold and a realized loss is recorded as a charge to income. Impairment charges and realized losses are recorded on assets related to these debtors.

Our approach to determining whether there is objective evidence of impairment varies by asset type. However, we have a process to ensure that in all instances where a decision has been made to sell an asset at a loss, the asset is impaired.

Debt Securities
Objective evidence of impairment on debt securities involves an assessment of the issuer's ability to meet current and future contractual interest and principal payments. In determining whether debt securities have objective evidence of impairment, we employ a screening process. The process identifies securities in an unrealized loss position, with particular attention paid to those securities whose fair value to amortized cost percentages have been less than 80% for an extended period of time. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may have objective evidence of impairment. The securities identified are then evaluated based on issuer-specific facts and circumstances, including an evaluation of the issuer's financial condition and prospects for economic recovery, evidence of difficulty being experienced by the issuer's parent or affiliate, and management's assessment of the outlook for the issuer's industry sector.

Management also assesses previously impaired debt securities whose fair value has recovered to determine whether the recovery is objectively related to an event occurring subsequent to the impairment loss that has an impact on the estimated future cash flows of the asset.

Asset-backed securities are assessed for objective evidence of impairment. Specifically, we periodically update our best estimate of cash flows over the life of the security. In the event that there is an adverse change in the expected cash flows, the asset is impaired. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective mortgage-backed securities portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information such as delinquency rates and loan-to-value ratios.

Equity Securities and Other Invested Assets
Objective evidence of impairment for equity securities and investments in limited partnerships, segregated funds, and mutual funds involves an assessment of the prospect of recovering the cost of our investment. Instruments in an unrealized loss position are reviewed to determine if objective evidence of impairment exists. Objective evidence of impairment for these instruments includes, but is not limited to, the financial condition and near-term prospects of the issuer, including information about significant changes with adverse effects that have taken place in the technological, market, economic, or legal environment in which the issuer operates, and a significant or prolonged decline in the fair value of the instruments below their cost.

We apply presumptive impairment tests to determine whether there has been a significant or prolonged decline in the fair value of an instrument below its cost, and unless extenuating circumstances exist, the instrument is considered to be impaired.

Mortgages and Loans
Objective evidence of impairment on mortgages and loans involves an assessment of the borrower's ability to meet current and future contractual interest and principal payments. In determining whether objective evidence of impairment exists, we consider a number of factors including, but not limited to, the financial condition of the borrower and, for collateral dependent mortgages and loans, the fair value of the collateral.

Mortgages and loans causing concern are monitored closely and evaluated for objective evidence of impairment. For these mortgages and loans, we review information that is appropriate to the circumstances, including recent operating developments, strategy review, timelines for remediation, financial position of the borrower and, for collateral-dependent mortgages and loans, the value of security as well as occupancy and cash flow considerations.

In addition to specific allowances, circumstances may warrant a collective allowance based on objective evidence of impairment for a group of mortgages and loans. We consider regional economic conditions, developments for various property types, and significant exposure to struggling tenants in determining whether there is objective evidence of impairment for certain collateral dependent mortgages and loans, even though it is not possible to identify specific mortgages and loans that are likely to become impaired on an individual basis.

Management also assesses previously impaired mortgages and loans to determine whether a recovery is objectively related to an event occurring subsequent to the impairment loss that has an impact on the estimated future cash flows of the asset.

Impairment of Fair Value Through Profit or Loss Assets
We generally maintain distinct asset portfolios for each line of business. Changes in the fair values of these assets are largely offset by changes in the value of insurance contract liabilities, when there is an effective matching of assets and liabilities. For assets designated as FVTPL, the change in fair value arising from impairment is not separately disclosed. The reduction in fair values of FVTPL debt securities attributable to impairment results in an increase in insurance contract liabilities charged through the Consolidated Statements of Operations.

Impairment of Available-For-Sale Assets
We recognized impairment losses on available-for-sale assets of $7 for the year ended December 31, 2017 ($8 during 2016).

We did not reverse any impairment on AFS debt securities during 2017 and 2016.

Past Due and Impaired Mortgages and Loans
The distribution of mortgages and loans past due or impaired is shown in the following tables:

	Gross carrying value			Allowance for losses
As at December 31, 2017	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$15,482	$27,180	$42,662	$—	$—	$—
Past due:
Past due less than 90 days	—	71	71	—	—	—
Past due 90 days or more	—	—	—	—	—	—
Impaired	33	89	122	22	28	50
Total	$15,515	$27,340	$42,855	$22	$28	$50

	Gross carrying value			Allowance for losses
As at December 31, 2016	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$15,378	$25,379	$40,757	$—	$—	$—
Past due:
Past due less than 90 days	2	—	2	—	—	—
Past due 90 days or more	—	—	—	—	—	—
Impaired	39	7	46	23	7	30
Total	$15,419	$25,386	$40,805	$23	$7	$30

Changes in Allowances for Losses
The changes in the allowances for losses are as follows:

	Mortgages	Loans	Total
Balance, January 1, 2016	$42	$7	$49
Provision for (reversal of) losses	(3)	2	(1)
Write-offs, net of recoveries	(14)	(2)	(16)
Foreign exchange rate movements	(2)	—	(2)
Balance, December 31, 2016	$23	$7	$30
Provision for (reversal of) losses	—	22	22
Write-offs, net of recoveries, and other adjustments	—	—	—
Foreign exchange rate movements	(1)	(1)	(2)
Balance, December 31, 2017	$22	$28	$50

6.B Market Risk
Risk Description
We are exposed to financial and capital market risk, which is defined as the risk that the fair value or future cash flows of an insurance contract or financial instrument will fluctuate because of changes or volatility in market prices. Market risk includes equity, interest rate and spread, real estate and foreign currency risks.

Market Risk Management Governance and Control
We employ a wide range of market risk management practices and controls, as outlined below:

•	Market risk governance practices are in place, including independent monitoring and review and reporting to senior management and the Risk & Conduct Review Committee.

•	Risk appetite limits have been established for equity, interest rate, real estate and foreign currency risks.

•	Income and regulatory capital sensitivities are monitored, managed and reported against pre-established risk limits.

•	Comprehensive asset-liability management and hedging policies, programs and practices are in place.

•	Regulatory solvency requirements include risk-based capital requirements and are monitored regularly.

•	Product Design and Pricing Policy requires a detailed risk assessment and pricing provisions for material risks.

•	Stress-testing techniques, such as DCAT, are used to measure the effects of large and sustained adverse market movements.

•	Insurance contract liabilities are established in accordance with Canadian actuarial standards of practice.

•
Internal capital targets are established at an enterprise level to cover all risks and are above minimum regulatory and supervisory levels. Actual capital levels are monitored to ensure they exceed internal targets.

Specific market risks and our risk management strategies are discussed below in further detail.

6.B.i Equity Risk
Equity risk is the potential for financial loss arising from declines or volatility in equity market prices. We are exposed to equity risk from a number of sources. A portion of our exposure to equity risk arises in connection with benefit guarantees on segregated fund contracts. These benefit guarantees may be triggered upon death, maturity, withdrawal or annuitization. The cost of providing for these guarantees is uncertain, and will depend upon a number of factors including general capital market conditions, underlying fund performance, policyholder behaviour, and mortality experience, which may result in negative impacts on our net income and capital.

We generate revenue in our asset management businesses and from certain insurance and annuity contracts where fees are levied on account balances that are affected directly by equity market levels. Accordingly, we have further exposure to equity risk as adverse fluctuations in the market value of such assets will result in corresponding adverse impacts on our revenue and net income. In addition, declining and volatile equity markets may have a negative impact on sales and redemptions (surrenders) in these businesses, and this may result in further adverse impacts on our net income and financial position.

We also have direct exposure to equity markets from the investments supporting other general account liabilities, surplus, and employee benefit plans. These exposures fall within our risk-taking philosophy and appetite, and are therefore generally not hedged.

The carrying value of equities by issuer country is shown in the following table:

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for-sale	Total equities	Fair value through profit or loss	Available-for-sale	Total equities
Canada	$3,282	$53	$3,335	$3,404	$37	$3,441
United States	765	671	1,436	757	538	1,295
United Kingdom	130	5	135	126	5	131
Other	901	213	1,114	729	178	907
Total equities	$5,078	$942	$6,020	$5,016	$758	$5,774

6.B.ii Embedded Derivatives Risk
An embedded derivative is contained within a host insurance contract if it includes an identifiable condition to modify the cash flows that are otherwise payable. This section is applicable to those embedded derivatives where we are not required to, and have not measured (either separately or together with the host contract) the embedded derivative at fair value.

A significant market risk exposure from embedded derivatives arises in connection with the benefit guarantees on segregated fund contracts. These benefit guarantees are linked to underlying fund performance and may be triggered upon death, maturity, withdrawal, or annuitization. We have implemented hedging programs to mitigate a portion of this market risk exposure.

We are also exposed to significant interest rate risk from embedded derivatives in certain general account products and segregated fund contracts, which contain explicit or implicit investment guarantees in the form of minimum crediting rates, guaranteed premium rates, settlement options, and benefit guarantees. If investment returns fall below guaranteed levels, we may be required to increase liabilities or capital in respect of these contracts. The guarantees attached to these products may be applicable to both past premiums collected and future premiums not yet received. Segregated fund contracts provide benefit guarantees that are linked to underlying fund performance and may be triggered upon death, maturity, withdrawal, or annuitization. These products are included in our asset-liability management program and the residual interest rate exposure is managed within our risk appetite limits.

We are also exposed to interest rate risk through guaranteed annuitization options included primarily in retirement contracts and pension plans. These embedded options give policyholders the right to convert their investment into a pension on a guaranteed basis, thereby exposing us to declining long-term interest rates as the annuity guarantee rates come into effect. Embedded options on unit-linked pension contracts give policyholders the right to convert their fund at retirement into pensions on a guaranteed basis, thereby exposing us to declining interest rates and increasing equity market returns (increasing the size of the fund which is eligible for the guaranteed conversion basis). Guaranteed annuity options are included in our asset-liability management program and most of the interest rate and equity exposure is mitigated through hedging.

Significant changes or volatility in interest rates or spreads could have a negative impact on sales of certain insurance and annuity products, and adversely impact the expected pattern of redemptions (surrenders) on existing policies. Increases in interest rates or widening spreads may increase the risk that policyholders will surrender their contracts, potentially forcing us to liquidate assets at a loss and accelerate recognition of certain acquisition expenses. While we have established hedging programs in place and our insurance and annuity products often contain surrender mitigation features, these may not be sufficient to fully offset the adverse impact of the underlying losses.

Certain annuity and long-term disability contracts contain embedded derivatives as benefits are linked to the Consumer Price Index; however most of this exposure is hedged through the Company's ongoing asset-liability management program.

6.C Liquidity Risk
Risk Description
Liquidity risk is the possibility that we will not be able to fund all cash outflow commitments and collateral requirements as they fall due. This includes the risk of being forced to sell assets at depressed prices resulting in realized losses on sale. This risk also includes restrictions on our ability to efficiently allocate capital among our subsidiaries due to various market and regulatory constraints on the movement of funds. Our funding obligations arise in connection with the payment of policyholder benefits, expenses, reinsurance settlements, asset purchases, investment commitments, interest on debt, and dividends on common and preferred shares. Sources of available cash flow include general fund premiums and deposits, investment related inflows (such as maturities, principal repayments, investment income and proceeds of asset sales), proceeds generated from financing activities, and dividends and interest payments from subsidiaries. We have various financing transactions and derivative contracts under which we may be required to pledge collateral or to make payments to our counterparties for the decline in market value of specified assets. The amount of collateral or payments required may increase under certain circumstances (such as changes to interest rates, credit spreads, equity markets or foreign exchange rates), which could adversely affect our liquidity.

Liquidity Risk Management Governance and Control
We generally maintain a conservative liquidity position and employ a wide range of liquidity risk management practices and controls, which are described below:

•	Liquidity risk governance practices are in place, including independent monitoring and review and reporting to senior management and the Risk & Conduct Review Committee.

•	Liquidity is managed in accordance with our Asset Liability Management Policy and operating guidelines.

•	Liquidity contingency plans are maintained for the management of liquidity in the event of a liquidity crisis.

•
Stress testing is performed by comparing liquidity coverage ratios under a one-month stress scenario to our policy thresholds. These liquidity ratios are measured and managed at the enterprise and legal entity levels.

•	Stress testing of our collateral is performed by comparing collateral coverage ratios to our policy threshold.

•
Cash Management and asset-liability management programs support our ability to maintain our financial position by ensuring that sufficient cash flow and liquid assets are available to cover potential funding requirements. We invest in various types of assets with a view of matching them to our liabilities of various durations.

•
Internal capital targets are established at an enterprise level to cover all risks and are above minimum regulatory and supervisory levels. Actual capital levels are monitored to ensure they exceed internal targets.

•	We actively manage and monitor our capital and asset levels, and the diversification and credit quality of our investments.

•	Various credit facilities for general corporate purposes are maintained.

We are subject to various regulations in the jurisdictions in which we operate. The ability of SLF Inc.'s subsidiaries to pay dividends and transfer funds is regulated in certain jurisdictions and may require local regulatory approvals and the satisfaction of specific conditions in certain circumstances. Through effective cash management and capital planning, SLF Inc. ensures that its subsidiaries, as a whole and on a stand-alone basis, are properly funded and maintain adequate liquidity to meet obligations, both individually and in aggregate.

Based on our historical cash flows and liquidity management processes, we believe that the cash flows from our operating activities will continue to provide sufficient liquidity for us to satisfy debt service obligations and to pay other expenses as they fall due.